RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of the effect of the correction on each financial statement line item

	As Previously
Balance Sheet as of March 9, 2021 (audited)	Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$313,273,580	$31,726,420	$345,000,000
Class A ordinary shares	$317	$(317)	$—
Additional paid-in capital	$5,654,268	$(5,654,268)	$—
Accumulated deficit	$(655,442)	$(26,071,835)	$(26,727,277)
Total Shareholders’ Deficit	$5,000,006	$(31,726,420)	$(26,726,414)
Number of Shares Subject to Redemption	31,327,358	3,172,642	34,500,000

Balance Sheet as of March 31, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$318,449,620	$26,550,380	$345,000,000
Class A ordinary shares	$266	$(266)	$—
Additional paid-in capital	$487,279	$(478,279)	$—
Accumulated deficit	$4,520,599	$(26,071,835)	$(21,551,236)
Total Shareholders’ Deficit	$5,000,007	$(26,550,380)	$(21,550,373)
Number of Shares Subject to Redemption	31,844,962	2,655,038	34,500,000

Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$312,681,440	$32,318,560	$345,000,000
Class A ordinary shares	$323	$(323)	$—
Additional paid-in capital	$6,246,402	$(6,246,402)	$—
Accumulated deficit	$(1,247,583)	$(26,071,835)	$(27,319,418)
Total Shareholders’ Deficit	$5,000,005	$(32,318,560)	$(27,318,555)
Number of Shares Subject to Redemption	31,268,144	3,231,856	34,500,000

Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Ordinary Shares	34,500,000	(26,066,667)	8,433,333
Basic and diluted net (income) per share, Class A Ordinary Shares	$—	$0.28	$0.28
Basic and diluted weighted average shares outstanding, Class B Ordinary Shares	7,787,500	—	7,787,500
Basic and diluted net (income) per share, Class B Ordinary Shares	$0.58	$(0.30)	$0.28

Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Ordinary Shares	34,500,000	—	34,500,000
Basic and diluted net (loss) per share, Class A Ordinary Shares	$—	$(0.13)	$(0.13)
Basic and diluted weighted average shares outstanding, Class B Ordinary Shares	8,625,000	—	8,625,000
Basic and diluted net (loss) per share, Class B Ordinary Shares	$(0.67)	$0.54	$(0.13)

Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Ordinary Shares	34,500,000	(12,961,326)	21,538,674
Basic and diluted net (loss) per share, Class A Ordinary Shares	$—	$(0.04)	$(0.04)
Basic and diluted weighted average shares outstanding, Class B Ordinary Shares	8,208,564	—	8,208,564
Basic and diluted net (loss) per share, Class B Ordinary Shares	$(0.16)	$0.12	$(0.04)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Disclosure of initial classification of ordinary shares subject to possible redemption	$313,273,580	$(313,273,580)	$—
Disclosure of change in value of Class A ordinary shares subject to possible redemption	$5,176,040	$(5,176,040)	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Disclosure of initial classification of ordinary shares subject to possible redemption	$313,273,580	$(313,273,580)	$—
Disclosure of change in value of Class A ordinary shares subject to possible redemption	$5,768,180	$(5,768,180)	$—

Statement of Changes in Shareholders' Equity (Deficit) for the Period Ended March 31, 2021 (unaudited)
Sale of 34,500,000 Units, net of underwriting discounts, offering costs and fair value of Public Warrant liability	314,848,028	(314,848,028)	—
Class A ordinary shares subject to possible redemption	(318,449,620)	318,449,620	—
Accretion to Class A Ordinary Shares subject to possible redemption	—	(30,151,972)	(30,151,972)
Total Shareholders’ Equity (Deficit)	5,000,007	(26,550,380)	(21,550,373)

Statement of Changes in Shareholders' Equity (Deficit) for the Period Ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to redemption	5,768,180	(5,768,180)	—